Notes Payable and Other Long-Term Debt - Schedule of Maturities of Long-Term Debt (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Long-term debt	$ 24,506,506	$ 17,980,515	$ 17,024,787
Notes payable and other long-term debt [Member]
Debt Instrument [Line Items]
2014		767,091
2016		17,049,612
2017		8,000,000
Long-term debt		25,816,703
Notes payable and other long-term debt [Member] | Without giving consideration to the refinancing of the Long-Term Credit Facility [Member]
Debt Instrument [Line Items]
2014		767,091
2015		8,601,189
2017		10,000,000
Long-term debt		$ 19,368,280